Investment Objectives and Goals	Aug. 28, 2025
Applied Finance Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Applied Finance Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Applied Finance Dividend Fund (the “Dividend Fund”) is dividend income and long-term capital appreciation.
Applied Finance Explorer Fund
Prospectus [Line Items]
Risk/Return [Heading]	Applied Finance Explorer Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Applied Finance Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.
Applied Finance Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Applied Finance Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Applied Finance Select Fund (the “Select Fund”) is long-term capital appreciation.